Subsequent event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent event
30	Subsequent events

The Group evaluated subsequent events from December 31, 2019 through the date when the consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition or disclose in the consolidated financial statements other than discussed below.

(a)

On February 18, 2020, the Group has announced a potential acquisition of 80% equity interest of Optimal Power Limited (“Optimal Power”), a wholly-owned entity of Creative Big Limited (“Creative Big”), both incorporated under the laws of the British Virgin Islands at a total consideration of US$28,000. Creative Big has secured a network of premium media licensing assets in countries including Singapore, Greater China (including Hong Kong), Australia, India, Indonesia, The Philippines and Malaysia and as part of the transaction, Creative Big would inject the selected media licensing assets into Optimal Power. As of the date of these consolidated financial statements, the transaction has not been completed as certain closing conditions of the acquisition remain outstanding.

(b)

On January 15, 2020, the board of directors of the Company authorized a new share repurchase program (the “2020 Share Repurchase Program”) whereby the Company may purchase its own ADSs with an aggregate value of up to US$10,000 over the 12-month period ending on December 29, 2020.

30	Subsequent events (Continued)

(c)

On January 23, 2020, the Company issued US$3,450 of zero-coupon convertible notes at US$4,002 (the "January 2020 Notes"). The January 2020 Notes mature on September 12, 2023 and are non-interest bearing, unless the January 2020 Notes are redeemed or repaid upon the occurrence of events of default or relevant events as defined in the agreement whereby an interest of 5% per annum would be charged. On February 3, 2020, the holder of January 2020 Notes has elected to convert the January 2020 Notes into Class A ordinary shares, par value US$0.001 per share, of the Company at a price of US$3.17 per share.

(d)

On February 17, 2020, the Company has entered into an agreement to issue US$13,100 of zero-coupon convertible notes at US$15,196 (the "February 2020 Notes") on or before June 16, 2020 upon payment of the consideration by the investor. The February 2020 Notes mature on September 12, 2023 and are non-interest bearing, unless the January 2020 Notes are redeemed or repaid upon the occurrence of events of default or relevant events as defined in the agreement whereby an interest of 5% per annum would be charged. As of the date of these consolidated financial statements, the February 2020 Notes have not been issued.

(e)

In December 2019, a novel strain of coronavirus, later named COVID-19, was reported. In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This outbreak has led to temporary closure of the Group’s offices in the PRC in February 2020 with a significant portion of the Group’s employees working from home. The offices have been later re-opened, the Group has adopted and implemented health protocols allowing only half of the employees to work onsite. The Group's business operates as usual under this discretionary working arrangement during the period. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, have adversely affected workforces, customers, economies, and financial markets globally, likely leading to an economic downturn. It has also disrupted the normal operations of many businesses. This outbreak could decrease corporate's spending on advertising services, adversely affect demand for the Group's Marketing Solutions and Enterprises Solutions services and harm the Group's business and results of operations. While the disruption is currently expected to be temporary, there is uncertainty around the duration of these disruptions or the possibility of other effects on the Group’s business. While the Group has not noted significant negative impact to its business, results of operations and financial condition in the first quarter of 2020, the Group's business, financial condition and results of operations may be adversely affected by the coronavirus outbreak in the near term, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others.